Borrowings	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Borrowings Text Block Abstract
BORROWINGS

NOTE 11 — BORROWINGS

Borrowings consist of the following:

	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
7% Senior secured promissory note	$1,000,000	—
Loan from directors	$36,851	$1,454,827
Loan from a related party	$1,304	$1,304
	1,038,155	1,456,131

Loan from directors is interest free and is repayable on demand. There is a pre-existing loan of approximately $1.5 million from a director of DDC CATV Network Private Limited that was given prior to the business combination as on March 31, 2021. However, the same has been derecognized as per note 24 on deconsolidation.

7% Senior secured promissory note

The Secured Promissory Notes amount is $1,000,000 at a 7% original issue discount. The securities of the note are senior guaranteed by Global Health Sciences, Inc., a Delaware corporation, and secured by a security interest in the assets of Global Health Sciences, Inc. In addition, the Company’s performance of its obligations hereunder is secured by a pledge of the Company’s shares of the common stock of Global Health Sciences, Inc. but are not convertible into the Company’s stock. The senior secured note also contains certain default provisions and is subject to standard covenants such as restrictions on issuing new debt. In conjunction with the note, the Company issued a warrant exercisable into 0.5 million shares with a term of three years and strike price of $10. The Warrants also contain certain antidilution provisions that apply in connection with any stock split, stock dividend, stock combination, recapitalization or similar transactions as well as a potential adjustment to the exercise price based on certain events. The outstanding warrants are recognized as a warrant liability on the balance sheet and measured at their inceptions date at fair value and subsequently re-measured at each reporting period with change being recorded as a component of other income in the statement of profit or loss and other comprehensive income (refer note 13)